Assets and Liabilities Fair Value Measurements (Details) - USD ($)							12 Months Ended
	Dec. 07, 2021	Oct. 01, 2021	Aug. 25, 2021	Aug. 12, 2021	May 24, 2021	Aug. 03, 2020	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Finite-lived Intangible Assets Acquired						$ 1,560,000
Stock Issued During Period, Value, Issued for Services	$ 1,200,000	$ 12,800,000	$ 456,000		$ 795,000		$ 2,413,000	$ 764,000
Hertford
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Finite-lived Intangible Assets Acquired		$ 42,400,000		$ 11,400,000